SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES (Details) - USD ($)	Dec. 09, 2022	Jan. 21, 2022
Expetitle Inc [Member]
IfrsStatementLineItems [Line Items]
Cash		$ 80,000
Other Current Assets		42,000
In Trust Cash		960,000
Goodwill		8,393,000
Intangible Assets		3,364,000
Accounts Payables and Accrued Liabilities		(103,000)
Held in Trust Funds		960,000
Other Payables		(19,000)
Net Assets Acquired		11,757,000
Total Consideration		(11,757,000)
Equity-settled share-based payment		4,325,000
Cash from Investing Activities		$ (7,352,000)
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
Cash	$ 800,000
Goodwill	721,000
Intangible Assets	529,000
Net Assets Acquired	1,250,000
Common shares issued	450,000
Total Consideration	(1,250,000)
Equity-settled share-based payment	450,000
Cash from Investing Activities	(800,000)
Total Consideration	$ 1,250,000